Income Taxes - Movement of valuation allowance of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Balance as of January 1,	¥ 115,793	$ 17,746	¥ 47,386	¥ 14,208
Additions	15,700	2,405	68,209	37,549
Increase from an acquired subsidiary			997
Reversals	(3,676)	(563)	(799)	(4,371)
Balance as of December 31,	¥ 127,809	$ 19,588	¥ 115,793	¥ 47,386